Annual Total Returns - Fidelity Advisor Freedom® 2045 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2045 Fund - Class A	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(5.07%)
Annual Return 2012	14.46%
Annual Return 2013	20.92%
Annual Return 2014	5.24%
Annual Return 2015	(1.08%)
Annual Return 2016	8.20%
Annual Return 2017	21.32%
Annual Return 2018	(8.52%)
Annual Return 2019	26.33%
Annual Return 2020	17.17%